Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 17 — SUBSEQUENT EVENTS

Authorization of Common Shares

On January 13, 2022, the Company adopted the Amended and Restated Memorandum and Articles of Association of the Company to increase the authorized number of Class A common shares, par value of $0.001 each. On February 2, 2022, the Company filed the Amended M&A with the British Virgin Islands Registrar of Corporate Affairs. Pursuant to the Amended M&A, the Company is authorized to issue a maximum of 310,000,000 Common Shares divided into (i) 300,000,000 Class A Common Shares, and (ii) 10,000,000 Class B Common Shares of par value of $0.001 each.

Acquisition of Youjiatian

On January 14, 2022, the Group entered into a share acquisition agreement with Henan Youjiatian Agricultural Technology Co., Ltd (“Youjiatian”) and its sole shareholder to acquire a 51% equity interest in Youjiatian for cash consideration of RMB 0.51 million (approximately $80,280) and closed the acquisition on January 31, 2022 (the “closing date”). Upon completion of the acquisition, Youjiatian became a subsidiary of Fintech Henan, a subsidiary of a VIE of the Group. Youjiatian is an agricultural supply chain management company based in the PRC. The Group expects to achieve significant synergies from such acquisition which it plans will complement its supply chain financing business.